Events after the reporting period - Additional Information (Detail) £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 25, 2021 GBP (£)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Statement [line items]
Upfront Payment Received | £	£ 36.5		£ 50.0
Milestone payment for regulatory and commercial achievements				$ 302.0
Navi License Agreement [Member] | Mile Stone Achievement [Member]
Statement [line items]
Upfront Payment Received		$ 2.0
Milestone payment for regulatory and commercial achievements		$ 0.9